Stein Roe Mutual Funds

ANNUAL REPORT
SEPT. 30, 1997

Photo of: Hands holding seedling.

Stein Roe Equity Fund

STEIN ROE ADVISOR GROWTH STOCK FUND

LOGO: STEIN ROE MUTUAL FUNDS
      BUILDING WEALTH FOR GENERATIONS (SM)

Contents
-----------------------------------------------------------------------------
PERFORMANCE.............................................................    1

   How Stein Roe Advisor Growth Stock Fund has done over time
Q&A
GROWTH STOCK FUND.......................................................    2

   An interview with the portfolio manager and
   a summary of investment activity
Investments.............................................................    5

   A complete list of investments with market values

Financial Statements....................................................    7

   Balance sheets, statements of operations and changes in net assets

Notes to Financial Statements...........................................    13

Financial Highlights....................................................    15

   Selected per-share data

Report of Independent Public Accountants ...............................    17




                Must be preceded or accompanied by a prospectus.

Fund Performance+
-------------------------------------------------------------------------------


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).



                          AVERAGE ANNUAL TOTAL RETURNS
                          Periods ended Sept. 30, 1997
-----------------------------------------------------------------------------
                                     PAST 1    PAST 3     PAST 5   PAST 10
                                       YEAR     YEARS      YEARS     YEARS
-----------------------------------------------------------------------------
ADVISOR GROWTH STOCK FUND            32.76%    27.02%     16.95%     12.45%
S&P 500                              40.43     29.89      20.75      14.73
Investment Comparison
-----------------------------------------------------------------------------


COMPARISON of change in value of a $10,000 investment.

-----------------------------------------------------------------------------
Advisor Growth Stock Fund
Line Chart:
Date        AGSF    S&P500
9/30/87    10000    10000
9/30/87     7412     8761
9/30/87     9938    11648
9/30/87     9500    10571
9/30/87    12949    13858
9/30/87    14773    15389
9/30/87    15488    17384
9/30/87    15773    18024
9/30/87    21167    23378
9/30/87    24350    28123
9/30/87    32327    39500

+ Historical performance for class K shares for the period prior to Feb. 14, 1997, is based on the performance of the SR&F Growth Stock Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving effect to any fee waivers and assuming reinvestment of dividends and capital gains. Historical performance as restated does not represent Advisor Growth Stock Fund's future performance.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. This graph compares the performance of Stein Roe Advisor Growth Stock Fund to the S&P 500, an unmanaged group of stocks that differs from the composition of the fund; it is not available for direct investment. Total return performance includes changes in share price and reinvestment of income and capital gains distributions.

Q&A
------------------------------------------------------------------------------
AN INTERVIEW WITH ERIK GUSTAFSON, PORTFOLIO MANAGER OF
SR&F GROWTH STOCK PORTFOLIO AND STEIN ROE ADVISOR GROWTH STOCK FUND

Photo of: Erik  Gustafson

   Fund Data
   Investment Objective:

   Seeks long-term capital appreciation by investing in a diversified portfolio. Under normal conditions, the portfolio will invest at least 65 percent of its total assets in common stocks and other equity-type securities that are believed to have long-term appreciation possibilities.

Q: HOW DID THE FUND PERFORM THIS YEAR?

A: Advisor Growth Stock Fund's total return for the fiscal year ended Sept. 30, 1997, was 32.76 percent, just shy of the Lipper growth fund peer group, which posted a median return of 33.52 percent for the same period. The S&P 500 returned 40.43 percent. The Fund's long-term return -- 27.02 percent for the three-year period ended Sept. 30, 1997 -- outpaced the peer group return of
24.84 percent.

Q: WHAT FACTORS DROVE PERFORMANCE?

A: In the first half of the fiscal year, our holdings in such global consumer franchises as Coca-Cola, Gillette and Procter & Gamble (2.7 percent, 2.8 percent and 2.7 percent of total net assets respectively) posted strong returns. Later in the fiscal year, amid speculations of earnings disappointments from large-cap companies, we saw investors subtly shifting their interest away from growth companies and into cyclicals in an effort to capture some upside earning potential.
   Financial services was a particular standout. Americans are increasingly aware of the importance of saving for retirement with investments. And with baby boomers -- one of the largest market forces in action -- slowly approaching retirement, we have seen an increase of dollars flowing into financial services companies. As a result, companies in this sector -- such as Citicorp, Travelers and American International Group -- all proved to be strong holdings for us (2.4 percent, 3.4 percent and 2.5 percent of total net assets, respectively). We also saw positive performance from our technology issues, including Ericsson, Lucent and Microsoft -- all companies that have continued to take advantage of consumers' demand for new and existing technology (3.2 percent, 2.7 percent and 2.7 percent of total net assets, respectively).

Q: WHAT HINDERED PERFORMANCE?

A: Some of our holdings did have disappointing earnings, which affected the Fund's performance in recent months. Those earnings were hurt by the strong U.S. dollar. When the dollar is strong, large multinational companies -- companies that generate a large portion of their revenue overseas -- realize lower earnings as their foreign profits are translated into the stronger U.S. currency.

Q: DESPITE THESE INFLUENCES, ARE YOU STILL CONFIDENT THAT THE PORTFOLIO'S LARGE-CAP HOLDINGS HAVE THE POTENTIAL TO PERFORM WELL?

A: We remain positive about the growth stocks of companies we currently own. As the world continues to modernize, we think the world will continue to Americanize and companies that dominate in the United States are poised to do so globally. We will remain true to our strategy, focusing on creating a portfolio of what we think are the best businesses in the world.

Q: WHAT'S YOUR OUTLOOK?

A: We think the economy will continue along its noninflationary growth track. If it does, we would expect a favorable environment for many of the large U.S. companies we own -- companies that we think are well positioned competitively and dominate the marketplace with their products.

Q: WHAT SECTORS DO YOU BELIEVE WILL PERFORM WELL IN COMING MONTHS AND WHY?

A: With baby boomers continuing to pour money into financial services, we believe we are well positioned to take advantage of opportunities in that sector. We also believe the Fund is well positioned in the energy sector, and specifically in oil services, where we believe companies such as Schlumberger, Baker-Hughes and Ensco (3.0 percent, 1.8 percent and 1.3 percent of total net assets, respectively), have the potential to take advantage of a secular uptrend in energy driven by supply and demand.
   We have overweighted the portfolio in technology, holding 25 percent of the portfolio's issues in this sector -- a normal weighting is roughly 17 percent. This reflects our conviction that technology will continue to have a remarkable impact on all of our personal lives. Specifically, we own telecommunications companies, including Ericsson, Motorola, Tellabs, Cisco Systems and Lucent Technologies (3.2 percent, 3.0 percent, 2.1 percent, 3.0 percent and 2.7 percent of total net assets, respectively). We believe consumers will continue to demand more capacity from products such as voice, video and Internet, and these companies will benefit from that demand.

The Adviser currently limits expenses on class K shares to 1.35 percent of average net assets, subject to termination on 30 days' notice to the Fund. Absent this limit, total return would be less. Historical performance for class K shares for the period prior to Feb. 14, 1997, is based on the performance of the SR&F Growth Stock Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving effect to any fee waivers and assuming reinvestment of dividends and capital gains. Historical performance as restated does not represent Advisor Growth Stock Fund's future performance.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURNS WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Portfolio holdings are as of Sept. 30, 1997, and are subject to change. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The S&P 500 is an unmanaged group of stocks that differ from the composition of the Fund; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's growth fund peer group for the one-, five- and 10-year periods ended Sept. 30, 1997, were 33.52 percent, 18.62 percent and 13.19 percent, respectively. Holdings are disclosed as a percentage of SR&FGrowth Stock Portfolio's total net assets.

Fund Highlights

---------------------------------------------------------------------------------------------
                             Growth Stock Portfolio
                 TOP 10 EQUITY HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------------------------------------------------------
Travelers Group, Inc.                    3.4%       The Intel Corporation              3.0%
LM Ericsson Telecommunications           3.2        Cisco Systems                      3.0
General Electric Company                 3.1        Eli Lilly                          3.0
Federal National Mortgage Assn.          3.1        Motorola, Inc.                     3.0
Schlumberger Limited                     3.0        Gillette Company                   2.8
---------------------------------------------------------------------------------------------
                                                    Total                             30.6%
=============================================================================================

                           EQUITY PORTFOLIO HIGHLIGHTS
                                    PORTFOLIO              S&P 500
------------------------------------------------------------------
Number of Holdings                        40                   500
Median Market Value ($ Mil.)         $41,380                $6,816
------------------------------------------------------------------

                            ECONOMIC SECTOR BREAKDOWN
                              As of Sept. 30, 1997
PIE CHARTS:
                    Equity Portfolio                        S&P 500
Basic Materials                    0                              5
Consumer Noncyclical              12                             13
Consumer Cyclical                 24                             21
Energy                             8                             10
Financial                         18                             16
Industrial                        10                             10
Technology                        25                             17
Utilities                          3                              8


                                ASSET ALLOCATION
                 As of Sept. 30, 1996     As of Sept. 30, 1997
Equities                         95.2                     95.6
Cash & Equivalents                4.8                      4.4

SR&F Growth Stock Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investments as of September 30, 1997
(Dollar amounts in thousands)
                                                                                                           Number          Market
COMMON STOCKS (95.6%)                                                                                   of Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
BANKS & SAVINGS AND LOANS (4.2%)
Citicorp.........................................................................................         110,000       $ 14,733
Wells Fargo & Company............................................................................          40,000         11,000
                                                                                                                     -----------
                                                                                                                          25,733

BUSINESS SERVICES (3.9%)
First Data Corporation...........................................................................         300,000         11,269
Paychex, Inc. ...................................................................................         350,000         12,206
                                                                                                                     -----------
                                                                                                                          23,475

COMPUTERS AND COMPUTER SOFTWARE (8.8%)
*Cisco Systems Inc...............................................................................         250,000         18,266
Intel Corporation................................................................................         200,000         18,463
*Microsoft Corporation...........................................................................         125,000         16,539
                                                                                                                     -----------
                                                                                                                          53,268

CONSUMER-RELATED (7.9%)
*CUC International Inc...........................................................................         450,000         13,950
Gillette Company.................................................................................         200,000         17,263
The Procter & Gamble Co..........................................................................         240,000         16,575
                                                                                                                     -----------
                                                                                                                          47,788

DISTRIBUTION-RETAIL (5.1%)
The Home Depot, Inc..............................................................................         300,000         15,638
*Kohl's Corporation..............................................................................         220,000         15,620
                                                                                                                     -----------
                                                                                                                          31,258

ELECTRICAL EQUIPMENT (5.1%)
General Electric Company.........................................................................         280,000         19,058
*Thermo Electron Corp............................................................................         300,000         12,000
                                                                                                                     -----------
                                                                                                                          31,058

ENERGY (1.6%)
*Renaissance Energy Ltd. ........................................................................         400,000          9,980

FINANCIAL SERVICES (7.0%)
American Express Company.........................................................................         200,000         16,375
The Charles Schwab Corporation...................................................................         200,000          7,150
Federal National Mortgage Association............................................................         400,000         18,800
                                                                                                                     -----------
                                                                                                                          42,325

FOOD, BEVERAGE & TOBACCO (4.8%)
The Coca-Cola Company............................................................................         270,000         16,453
Philip Morris Companies Inc......................................................................         300,000         12,469
                                                                                                                     -----------
                                                                                                                          28,922

HEALTH CARE (3.8%)
Johnson & Johnson................................................................................         230,000         13,254
United Healthcare Corporation....................................................................         200,000         10,000
                                                                                                                     -----------
                                                                                                                          23,254

HOTELS (2.7%)
*HFS Incorporated................................................................................         225,000         16,748

INSURANCE (5.9%)
American International Group, Inc. ..............................................................         150,000         15,478
Travelers Group, Inc.............................................................................         300,000         20,475
                                                                                                                     -----------
                                                                                                                          35,953



See accompanying notes to financial statements.

SR&F Growth Stock Portfolio CONTINUED
Investments as of September 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
(Dollar amounts in thousands)
                                                                                                           Number          Market
                                                                                                        of Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT (1.8%)
The Walt Disney Co...............................................................................         135,000       $ 10,884

Medical Supplies (4.5%)
Baxter International Inc.........................................................................         200,000         10,450
Medtronic, Inc...................................................................................         360,000         16,920
                                                                                                                     -----------
                                                                                                                          27,370

OIL/GAS (6.1%)
Baker Hughes, Inc................................................................................         250,000         10,937
Ensco International, Inc.........................................................................         200,000          7,888
Schlumberger Ltd.................................................................................         220,000         18,521
                                                                                                                     -----------
                                                                                                                          37,346

PHARMACEUTICAL (5.4%)
Eli Lilly & Co...................................................................................         150,000         18,103
Merck and Company, Inc...........................................................................         150,000         14,991
                                                                                                                     -----------
                                                                                                                          33,094

RESTAURANTS (1.4%)
McDonald's Corporation...........................................................................         175,000          8,334

RUBBER, PLASTIC & RELATED (2.1%)
Illinois Tool Works Inc..........................................................................         250,000         12,484

TECHNOLOGY SERVICES (2.1%)
*Tellabs Inc.....................................................................................         250,000         12,875

TELECOMMUNICATIONS (11.4%)
LM Ericsson Telecommunications ADRs Class B......................................................         400,000         19,175
Lucent Technologies, Inc.........................................................................         200,000         16,275
Motorola, Inc....................................................................................         250,000         17,969
*Worldcom, Inc...................................................................................         450,000         15,919
                                                                                                                     -----------
                                                                                                                          69,338
                                                                                                                     -----------
TOTAL COMMON STOCKS (Cost $315,644)..............................................................................        581,487
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal
                                                                                                           Amount
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (5.3%)
COMMERCIAL PAPER (5.3%)
Associates Corp. of North America 6.400% 10/01/97................................................        $ 22,175         22,175
Goldman Sachs Group 5.600% 10/2/97...............................................................          10,000          9,998
                                                                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS
(Amortized cost $32,173).........................................................................................         32,173
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (100.9%)
(Cost $347,817)..................................................................................................        613,660
OTHER ASSETS, LESS LIABILITIES (-0.9%)...........................................................................         (5,289)
                                                                                                                     -----------
TOTAL NET ASSETS (100.0%)........................................................................................        $608,371
                                                                                                                     ===========
--------------------------------------------------------------------------------------------------------------------------------

*Non-income producing.

See accompanying notes to financial statements.

Stein Roe Advisor Growth Stock Fund
--------------------------------------------------------------------------------
Balance Sheet
September 30, 1997
(All amounts in thousands, except per-share data)
ASSETS
Investment in SR&F Growth Stock Portfolio, at value ................      $  252
Cash ...............................................................          13
Other assets .......................................................          16
                                                                          ------
   Total Assets ....................................................      $  281


                                                                          ======
LIABILITIES
Payable to investment adviser and transfer agent ...................      $   18
Other liabilities ..................................................          12
                                                                          ------
   Total Liabilities ...............................................          30
                                                                          ------
CAPITAL
Paid-in capital ....................................................         225
Net unrealized appreciation of investments .........................          34
Accumulated undistributed net realized losses on investment ........          (8)
                                                                          ------
   Total Capital (Net Assets) ......................................         251
                                                                          ======
   Total Liabilities and Capital ...................................      $  281
                                                                          ======
Shares Outstanding (Unlimited Number Authorized) ...................          22
                                                                          ======
Net Asset Value (Capital) Per Share
                                                                          $11.26
                                                                          ======

See accompanying notes to financial statements.

Stein Roe Advisor Growth Stock Fund
----------------------------------------------------------------------------------------
Statement of Operations
For the Period Ended September 30, 1997 (a)
(All amounts in thousands)
INVESTMENT INCOME
Dividends and interest allocated from SR&F Growth Stock Portfolio ................  $  1
                                                                                    ----

EXPENSES
Amortization of organization expenses ............................................    20
Accounting fees ..................................................................    16
Audit and legal fees .............................................................    15
Trustees' fees ...................................................................     4
Printing and postage .............................................................     3
Other ............................................................................     4
                                                                                    ----
                                                                                      62
Reimbursement of expenses by investment adviser ..................................   (61)
                                                                                    ----
   Total Expenses ................................................................     1
                                                                                    ----
   Net Investment Loss ...........................................................    --
                                                                                    ----
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments allocated from SR&F Growth Stock Portfolio ....    (8)
Net change in unrealized appreciation or depreciation of investments .............    34
                                                                                    ----
   Net Gains on Investments ......................................................    26
                                                                                    ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................  $ 26
                                                                                    ====

(a) From commencement of operations on February 14, 1997.

See accompanying notes to financial statements.

Stein Roe Advisor Growth Stock Fund
-----------------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the Period Ended September 30, 1997 (a)
(All amounts in thousands)
OPERATIONS
Net investment loss ..............................................................  $  --
Net realized losses on investments ...............................................     (8)
Net change in unrealized appreciation or depreciation of investments .............     34
                                                                                    -----
   Net Increase in Net Assets Resulting from Operations ..........................     26
                                                                                    -----
SHARE TRANSACTIONS
Subscriptions to fund shares (25 shares) .........................................    260
Redemptions of fund shares (3 shares) ............................................    (35)
                                                                                    -----
   Net Increase from Share Transactions (22 shares) ..............................    225
                                                                                    -----
   Net Increase in Net Assets ....................................................    251
TOTAL NET ASSETS
Beginning of Period ..............................................................     --
                                                                                    -----
End of Period ....................................................................  $ 251
                                                                                    =====

(a) From commencement of operations on February 14, 1997.

See accompanying notes to financial statements.

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
Balance Sheet
September 30, 1997
(All amounts in thousands, except per-share data)
ASSETS
Investments, at market value ......................................     $613,660
Receivable for investments sold ...................................          506
Other assets ......................................................            5
                                                                        --------
   Total Assets
                                                                         614,171
                                                                        ========
LIABILITIES
Payable for investments purchased .................................        5,450
Payable to investment adviser .....................................          314
Other liabilities .................................................           36
                                                                        --------
   Total Liabilities                                                       5,800
                                                                        --------
Net Assets Applicable to Investors' Beneficial Interest ...........     $608,371
                                                                        ========

See accompanying notes to financial statements.

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Period Ended September 30, 1997 (a)
(All amounts in thousands)
INVESTMENT INCOME
Dividends ............................................................   $ 2,888
Interest .............................................................     1,190
                                                                         -------
   Total Investment Income ...........................................     4,078
                                                                         -------
EXPENSES
Management fees ......................................................     2,120
Custodian fees .......................................................        28
Accounting fees ......................................................        25
Audit and legal fees .................................................        17
Trustees fees ........................................................        16
Other ................................................................        30
                                                                         -------
   Total Expenses ....................................................     2,236
                                                                         -------
Net Investment Income ................................................     1,842
                                                                         -------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments ....................................    26,585
Net change in unrealized appreciation or depreciation of investments .    53,294
                                                                         -------
   Net Gains on Investments ..........................................    79,879
                                                                         -------
Net Increase in Net Assets Resulting from Operations .................   $81,721
                                                                         =======

(a) From commencement of operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Growth Stock Portfolio
----------------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the Period Ended September 30, 1997 (a)
(All amounts in thousands)
OPERATIONS
Net investment income ......................................................  $   1,842
Net realized gains on investments ..........................................     26,585
Net change in unrealized appreciation or depreciation of investments .......     53,294
                                                                              ---------
   Net Increase in Net Assets Resulting from Operations ....................     81,721
                                                                              ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ..............................................................    571,598
Withdrawals ................................................................    (44,948)
                                                                              ---------
   Net Increase from Transactions in Investors' Beneficial Interest ........    526,650
                                                                              ---------
   Net Increase in Net Assets ..............................................    608,371
TOTAL NET ASSETS
Beginning of Period ........................................................       --
                                                                              ---------
End of Period ..............................................................  $ 608,371
                                                                              =========

(a) From commencement of operations on February 3, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION OF THE SR&F GROWTH STOCK PORTFOLIO
The SR&F Growth Stock Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio. The Portfolio commenced operations February 3, 1997. At commencement, the Stein Roe Growth Stock Fund contributed $474,861 in securities and other assets. At February 14, 1997, Stein Roe Advisor Growth Stock Fund contributed cash of $100.
    The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At September 30, 1997, Stein Roe Growth Stock Fund and Stein Roe Advisor Growth Stock Fund owned 99.96 percent and .04 percent, respectively.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of the Stein Roe Advisor Growth Stock Fund (the "Fund"), a series of the Stein Roe Advisor Trust (a Massachusetts business trust) and the Portfolio. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATIONS

All securities are valued as of September 30, 1997, the last business day of the period. Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.
    At September 30, 1997, the Fund had a capital loss carryforward of $8, which expires in 2005.

DISTRIBUTION TO SHAREHOLDERS
The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains. Permanent differences are reclassified to the appropriate capital account.

OTHER INFORMATION
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
    Realized gains or losses from sales of securities are determined on the specific identified cost basis.
    All amounts, except per-share amounts, are shown in thousands.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.
    The management fee for the Portfolio is computed at an annual rate of .60 of 1 percent of average daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fee for the Fund is computed at annual rate of .15 of 1 percent of average daily net assets up to $500 million, .125 of 1 percent of the next $500 million, and .10 of 1 percent thereafter.
    The administrative agreement provides that the Adviser will reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the Fund to the extent that its expenses exceed 1.35 percent of annual average net assets. The expense limitation expires January 31, 1998, subject to earlier termination by the Adviser on 30 days' notice.
    The transfer agent fees were paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI entered into an agreement with Colonial Investors Service Center, Inc. (CISC), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. Effective October 15, 1997, CISC replaced SSI as transfer agent for the Fund.
    The Adviser also provides certain accounting services. For the period ended September 30, 1997, the Fund and Portfolio incurred charges of $16 and $25, respectively.
    Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Fund and the Portfolio for the period ended September 30, 1997, was $4 and $16, respectively. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 4. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended September 30, 1997.

NOTE 5. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales for the Portfolio (other than short-term obligations) for the period ended September 30, 1997, were $152,614 and $111,186.
    At September 30, 1997, the cost of investments in the Portfolio for both federal income tax purposes and for financial reporting was $347,817. Unrealized appreciation and depreciation on a tax basis were $267,105 and $1,262, respectively.


NOTE 6. DISTRIBUTION AND SERVICE PLANS
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan (collectively, the "Plans"). The Plans govern the payment of costs for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.
    Annual fees under each Plan of up to .25 percent are computed annually as a percentage of average daily net assets.

NOTE 7. SUBSEQUENT EVENT
The Fund commenced offering Class A, Class B and Class C shares on October 15, 1997. All shares outstanding as of October 15, 1997, were redesignated Class K shares.

Financial Highlights
-----------------------------------------------------------------------------
Stein Roe Advisor Growth Stock Fund

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                       PERIOD
                                                                        ENDED
                                                                SEPTEMBER 30,
                                                                       1997(A)
                                                                    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............................     $ 10.00
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss ..........................................       (0.01)
   Net realized and unrealized gains on investments .............        1.27
                                                                      -------
     Total from investment operations ...........................        1.26
                                                                      -------
NET ASSET VALUE, END OF PERIOD ..................................     $ 11.26
                                                                      =======
Ratio of net expenses to average net assets (b) .................        1.35%*
Ratio of net investment income to average net assets (c) ........       (0.22%)*
Total return ....................................................       12.60%
Net assets, end of period .......................................     $   251

* Annualized
(a) From commencement of operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 56.10 percent for the period ended September 30, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

SR&F Growth Stock Portfolio
Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                          PERIOD
                                                                           ENDED
                                                                   SEPTEMBER 30,
                                                                         1997(A)
                                                                       ---------
RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets..............         0.52%*
Ratio of net expenses to average net assets.......................         0.63%*
Portfolio turnover rate...........................................           22%
Average commissions (per share)...................................       $0.0575

* Annualized
(a) From commencement of operations on February 3, 1997.

See accompanying notes to financial statements.

Report of Independent Public Accountants
-------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of:

Stein Roe Advisor Growth Stock Fund
SR&F Growth Stock Portfolio

We have audited the accompanying balance sheet of the Stein Roe Advisor Growth Stock Fund and the accompanying balance sheet, including the schedule of investments, of the SR&F Growth Stock Portfolio as of September 30, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's and Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures for the SR&F Growth Stock Portfolio included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements referred to above present fairly the financial position of the Stein Roe Advisor Growth Stock Fund and the SR&F Growth Stock Portfolio at September 30, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP
Chicago, Illinois
November 24, 1997

Stein Roe Advisor Trust
------------------------------------------------------------------------------
TRUSTEES
Timothy K. Armour
President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated
Kenneth L. Block
Chairman Emeritus, A.T. Kearney, Inc.
William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
   United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General Counsel,
   Sara Lee Corporation
Francis W. Morley
Chairman, Employer Plan Administrators and Consultants Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

AGENTS AND ADVISERS
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
Colonial Investors Service Center, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Trust
Arthur Andersen LLP
Independent Public Accountants



OFFICERS
Timothy K. Armour, President
William D. Andrews, Executive Vice President
Jilaine H. Bauer, Executive Vice President, Secretary
Thomas W. Butch, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief
   Financial Officer
Bruno Bertocci, Vice President
David P. Brady, Vice President
Daniel K. Cantor, Vice President
Philip J. Crosley, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
John S. McLandsborough, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Richard B. Peterson, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

                Liberty Financial Investments, Inc., distributor
                                Member SIPC 11/97
                                                                          43ANN